Restructuring Charge - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,115,000	$ 3,924,000	$ 119,000
Cumulative restructuring charges recorded under plan				4,900,000
Restructuring liabilities	300,000	0	0
Restructuring plan 2010 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			100,000
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	600,000
Total expected restructuring charges	2,000,000
Conventional Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	500,000
FSO Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3,900,000